Net Operating Losses (Details Narrative) - USD ($)	1 Months Ended
	Dec. 31, 2014	Sep. 30, 2015
Net Operating Losses
Net operating loss carry forward	$ 32,764	$ 65,766
Operating loss carry forward expiration year	20 years